UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 (0)207 647 1732

Signature, Place and Date of Signing:

  /s/ Ian Mukherjee       London, United Kingdom          February 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total: $38,783
                                        (thousands)


List of Other Included Managers:

No.              Form 13F File Number      Name

(1)              028-14249                 Amiya GEO Master Fund Limited


                                            FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7          COLUMN 8

                                                     VALUE    SHRS OR   SH/ PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION     MANAGERS    SOLE   SHARED   NONE
APPLE INC                COM            37833100   29,122      71,905    SH        SHARED-DEFINED   (1)     71,905
FORD MTR CO DEL     COM PAR $0.01      345370860    4,842     450,000    SH        SHARED-DEFINED   (1)    450,000
NIKE INC                 CL B          654106103    4,819      50,000       PUT    SHARED-DEFINED   (1)     50,000





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